J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated December 16, 2020

to the Summary Prospectuses, Prospectuses and Statement of Additional Information

dated March 1, 2020, as supplemented

Effective December 16, 2020 (the “Effective Date”), the portfolio manager information in the “Risk/Return Summary — Management” section of the Summary Prospectuses and Prospectuses will be deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Thomas Murray	2004	Managing Director
Shane Duffy	2013	Managing Director
James Sutton	2020	Vice President

In addition, on the Effective Date, the “The Funds’ Management and Administration — The Portfolio Managers — International Equity Fund” section of the Prospectuses will be deleted in its entirety and replaced with the following:

International Equity Fund

The portfolio management team is led by Thomas Murray, a Managing Director and CFA charterholder. Shane Duffy, a Managing Director and CFA charterholder, and James Sutton, a vice president and CFA charterholder, assist Mr. Murray in the day-to-day management of the Fund. Mr. Murray has worked at JPMIM or its affiliates (or one of their predecessors) since 1996 and has been a portfolio manager of the Fund since March 2004. Mr. Duffy has worked at JPMIM or its affiliates (or one of their predecessors) since 1999 and has been a portfolio manager of the Fund since July 2013. Mr. Sutton has worked at JPMIM or its affiliates (or one of their predecessors) since 2010 and has been a portfolio manager of the Fund since 2020.

On the Effective Date, the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the JPMorgan International Equity Fund (the “Fund”) will be deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2019:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Equity Fund
Thomas Murray	5	$3,492,919	4	$2,211,319	12	$4,065,025
Shane Duffy	5	3,234,804	2	2,895	9	2,342,600
James Sutton[1]	0	0	0	0	0	0

SUP-IE-PM-1220

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2019:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Equity Fund
Thomas Murray	0	$0	0	$0	1	$189,951
Shane Duffy	0	0	0	0	1	494,689
James Sutton[1]	0	0	0	0	0	0

1	As of October 31, 2020.
*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of assets allocation, multi-managed or other accounts.

In addition, on the Effective Date, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section with respect to the Fund will be deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of the fiscal year ended October 31, 2019. Aggregate Dollar Range, if applicable, includes the portfolio manager’s deferred compensation balance attributable to the Fund through participation in the Adviser’s deferred compensation plan, which reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of the Fund and accordingly, the economic equivalent of an investment in Fund shares.

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Equity Fund
Thomas Murray	X
Shane Duffy	X
James Sutton[1]	X

1	As of October 31, 2020.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND THE STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE